9. Selected Quarterly Financial Data (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Net interest income	$ 108	$ 118	$ 114	$ 99	$ 108	$ 112	$ 112	$ 134	$ 439	$ 466
SG&A expense	84	77	114	140	86	78	57	1,213	415	344
Net Income (Loss)	$ 24	$ 41	$ 0	$ (41)	$ 22	$ 34	$ 55	$ 11	$ 24	$ 122